STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, Amount	$ (3,105,770)	$ (3,907,310)
Stock Based Compensation, Amount	117,587	125,544
Net Income, Amount	(1,568,813)	675,996
Issuance Of Common Stock, Amount	158,125
Exercise Of Stock Options, Amount	98,930
Warrants Issued, Amount	202,052
Balance, Amount	$ (4,097,889)	$ (3,105,770)
Common Stock
Balance, Shares	29,061,883	29,061,883
Balance, Amount	$ 29,061	$ 29,061
Stock Based Compensation, Amount	0	0
Net Income, Amount	0	$ 0
Stock Based Compensation, Amount	$ 0
Issuance Of Common Stock, Shares	1,250,000
Issuance Of Common Stock, Amount	$ 1,250
Exercise Of Stock Options, Shares	2,389,000
Exercise Of Stock Options, Amount	$ 2,389
Warrants Issued, Amount	$ 0
Balance, Shares	32,700,883	29,061,883
Balance, Amount	$ 32,700	$ 29,061
Additional Paid-In Capital
Balance, Amount	30,763,717	30,638,173
Stock Based Compensation, Amount	117,587	125,544
Net Income, Amount	0	0
Issuance Of Common Stock, Amount	156,875
Exercise Of Stock Options, Amount	96,541
Warrants Issued, Amount	202,052
Balance, Amount	31,336,772	30,763,717
Accumulated Deficit
Balance, Amount	(33,898,548)	(34,574,544)
Stock Based Compensation, Amount	0	0
Net Income, Amount	(1,568,813)	675,996
Issuance Of Common Stock, Amount	0
Exercise Of Stock Options, Amount	0
Warrants Issued, Amount	0
Balance, Amount	$ (35,467,361)	$ (33,898,548)